Submission	Mar. 27, 2025
Submission [Line Items]
Central Index Key	0001386716
Registrant Name	Star Bulk Carriers Corp
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES